Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges
Beginning Balance	£ 479	£ 322
Effective portion of changes in fair value:	973	(864)
Income statement transfers:	(803)	1,021
Ending Balance	649	479
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	179	33
Income statement transfers:	(33)	(13)
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(38)	(329)
Income statement transfers:	(2)	316
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	2	(7)
Income statement transfers:	5	9
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	830	(561)
Income statement transfers:	£ (773)	£ 709